Note 16 - Equity Instruments	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
1 6 .	Equity Instruments

a.
Stock Warrants:
At
December 31, 2016,
there are
11.3
million warrants outstanding to purchase our common stock. The warrants are exercisable at prices ranging from
$0.01
to
$3.04
per share with a weighted average exercise price per share of
$0.33.
See Note
25
(d).

The following table summarizes information about our outstanding warrants at
December 31, 2016:

	Exercise Price		Number of Warrants	Expiration Date
Series BB	$2.00		300,000	July 2018
Series HH	2.49		301,205	June 2023
Series II	3.04		275,000	June 2018
Series KK	1.918		391,032	March 2021
Series LL	0.01		9,777,130	August 2035
Series MM	2.50		150,000	September 2019
Series MM	2.50		150,000	October 2019
Total	$0.33	*	11,344,367

*	Weighted average exercise price.

In
addition, at
December 31, 2016,
there are
300
warrants outstanding to purchase MT Common Stock. The warrants are exercisable at
$2,000
per share.

In
March 2014,
in connection with the Oxford Loan Agreement, the Company issued Series KK
Warrants to purchase an aggregate of
391,032
shares of our common stock at an exercise price of
$1.918
per share, expiring in
March 2021.

In
November 2014,
an outside investor exchanged their Series JJ warrants for
3,843,223
shares of our common stock in accordance with the terms of the Series JJ warrant agreement. As a result of the exchange of the Series JJ warrants, we reclassified
$7.7
million in derivative liabilities related to those warrants to additional paid-in capital.

In
July 2015,
we extended the expiration date of our outstanding Series BB warrants by three
years to
July 2018.
The modification of the Series BB warrant expiry resulted in recording a non-cash selling, general and administrative expense of approximately
$150,000
during the
third
quarter of
2015.

In
September 2015,
we issued
four
-year Series MM warrants to purchase
150,000
shares of our common stock at an exercise price of
$2.50
per share pursuant to an advisory services agreement with Chardan Capital Markets, LLC (
“Chardan”). In
October 2015,
we issued additional
four
-year Series MM warrants to purchase
150,000
shares of our common stock at an exercise price of
$2.50
per share pursuant to the advisory services agreement with Chardan. The fair value of the warrants issued to Chardan of
$256,000
was recorded as a non-cash selling, general and administrative expense during the third
quarter of
2015.

In
October 2015,
5,000,000
Series LL
Warrants were exercised on a cashless basis in exchange for the issuance of
4,977,679
shares of our common stock.

c.
Common Stock Reserved:
As of
December 31, 2016,
we have reserved
18,641,776
shares of authorized common stock for the exercise of all outstanding stock options and warrants, and upon the conversion of convertible debt and convertible preferred stock.